UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.6%
Education - 38.4%
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.040%	7/1/37	$1,100,000	$1,100,000	(a)(b)
Connecticut State University System, AGM	5.000%	11/1/15	125,000	130,368
Hotchkiss School, SPA-U.S. Bank N.A.	0.040%	7/1/30	1,300,000	1,300,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.040%	7/1/34	1,200,000	1,200,000	(a)(b)
Wesleyan University	0.030%	7/1/40	2,500,000	2,500,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.040%	7/1/30	1,300,000	1,300,000	(a)(b)
Yale University	0.020%	7/1/35	1,000,000	1,000,000	(a)(b)
Yale University	0.030%	7/1/35	130,000	130,000	(a)(b)
Yale University	0.030%	7/1/36	1,400,000	1,400,000	(a)(b)
University of California, CA, Revenues	0.020%	5/15/48	100,000	100,000	(a)(b)
University of Connecticut Revenue	5.000%	2/15/15	175,000	176,711

Total Education				10,337,079

General Obligation - 17.0%
Beacon Falls, CT, GO, BAN	1.000%	3/17/15	450,000	450,978
Bloomfield, CT, GO	2.000%	10/15/15	250,000	253,624
Connecticut State, GO	3.500%	12/1/14	150,000	150,000
Connecticut State, GO	4.000%	12/1/14	150,000	150,000
Connecticut State, GO	5.000%	12/1/14	100,000	100,000
Connecticut State, GO	5.000%	5/1/15	100,000	101,976
Fairfield, CT, GO	4.750%	1/1/15	625,000	627,425
Greenwich, CT, GO	4.000%	1/15/15	250,000	251,187
Greenwich, CT, GO	4.000%	1/15/15	100,000	100,463
Middletown, CT, GO	3.500%	3/15/15	125,000	126,163
Newtown, CT, GO	3.000%	7/15/15	145,000	147,369
Shelton, CT, GO	5.000%	8/1/15	175,000	180,528
Thomaston, CT, GO, BAN	1.250%	11/5/15	195,000	196,769
Tolland, CT, GO, BAN	1.500%	10/21/15	500,000	505,844
Windham, CT, GO, NATL	5.000%	6/15/15	785,000	805,043
Windsor, CT, GO	5.000%	7/15/15	420,000	432,483

Total General Obligation				4,579,852

Health Care - 13.1%
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.070%	7/1/37	1,020,000	1,020,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.040%	7/1/37	1,300,000	1,300,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health System	0.030%	11/15/33	400,000	400,000	(a)(b)
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.030%	8/15/32	300,000	300,000	(a)(b)
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	500,000	500,000	(a)(b)

Total Health Care				3,520,000

Housing: Multi-Family - 9.5%
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.060%	5/15/31	950,000	950,000	(a)(b)(c)
New York State Housing Finance Agency Revenue, Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.030%	11/1/47	300,000	300,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - (continued)
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.030%	12/1/28	$1,300,000	$1,300,000	(a)(b)(c)

Total Housing: Multi-Family				2,550,000

Housing: Single Family - 6.7%
Connecticut State HFA, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.030%	7/1/32	1,170,000	1,170,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue, SPA-Bank of Tokyo-Mitsubishi UFJ	0.040%	11/15/34	100,000	100,000	(a)(b)
Connecticut State HFA, Single Family Special Obligation Revenue	1.600%	6/1/15	220,000	221,458
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.040%	1/1/27	300,000	300,000	(a)(b)

Total Housing: Single Family				1,791,458

Industrial Revenue - 2.1%
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.040%	12/1/32	175,000	175,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	400,000	400,000	(a)(b)

Total Industrial Revenue				575,000

Power - 6.0%
Connecticut Innovations Inc., CT, Revenue:
Connecticut State General Fund Obligation	4.000%	4/15/15	370,000	375,141
ISO New England Inc. Project, LOC-TD Bank N.A.	0.040%	12/1/39	1,230,000	1,230,000	(a)(b)

Total Power				1,605,141

Transportation - 2.9%
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure	3.000%	12/1/14	120,000	120,000
Transportation Infrastructure	5.000%	1/1/15	100,000	100,400
Transportation Infrastructure	5.000%	2/1/15	330,000	332,668
Transportation Infrastructure Purpose, NATL	5.000%	7/1/15	120,000	123,311
Transportation Infrastructure, AMBAC	5.000%	7/1/15	100,000	102,792

Total Transportation				779,171

Water & Sewer - 3.9%
Connecticut State, Revolving Fund General Revenue	5.000%	2/1/15	590,000	594,822
Connecticut State, Revolving Fund General Revenue	5.000%	10/1/15	250,000	259,933
Connecticut State, Revolving Fund General Revenue	5.000%	10/1/15	100,000	103,868
Connecticut State, Revolving Fund General Revenue, Revolving Fund	4.000%	1/1/15	100,000	100,325

Total Water & Sewer				1,058,948

TOTAL INVESTMENTS - 99.6% (Cost - $26,796,649#)				26,796,649
Other Assets in Excess of Liabilities - 0.4%				106,649

TOTAL NET ASSETS - 100.0%				$26,903,298

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CIL	— Corporation for Independent Living
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
ISO	— Independent System Operator
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Connecticut Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$26,796,649	—	$26,796,649

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 23, 2015